Related-Party Disclosures - Schedule of Joint Operations (Details) - Total for all joint operations	12 Months Ended
Dec. 31, 2024
Starr ll, a Joint Venture
Disclosure of joint operations [line items]
Ownership Interests	37.50%
WSM Pacific SIOP
Disclosure of joint operations [line items]
Ownership Interests	32.00%
Better Together, a Joint Venture
Disclosure of joint operations [line items]
Ownership Interests	10.00%